Oil and Gas Properties - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) cashGeneratingUnit	Dec. 31, 2024 cashGeneratingUnit
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units, with recoverable amounts | cashGeneratingUnit	2	2
Impairment loss (reversal of impairment loss)	$ 833,700
Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss)	$ 833,662
Oil and gas assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	12.00%
Oil and gas assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	14.00%